INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Operating loss carry forwards	$ 17,400	$ 14,725
Interest loss carry forward	1,991	2,044
Allowance for credit losses	286	185
Tax credit carry forwards	372	480
Accrued expenses	264	324
Research and development expenses, net	87	151
Other	385	414
Total deferred tax assets	20,785	18,323
Deferred tax liabilities:
Depreciation of property and equipment	(125)	(199)
Deferred tax assets net of deferred tax liabilities before valuation allowance	20,660	18,124
Valuation allowance	(20,195)	(16,901)
Deferred tax assets, net	$ 465	$ 1,223